Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	11,796,800
Maximum Aggregate Offering Price | $	$ 2,422,990,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 370,959.77
Rule 457(f)	true
Amount of Securities Received | shares	101,000,000
Value of Securities Received, Per Share | $ / shares	23.99
Offering Note
(1)          Represents the maximum number of shares of common stock, par value $0.01 per share, of DICK’S Sporting Goods, Inc. (“DICK’S Sporting Goods” and such shares, the “DICK’S Sporting Goods common stock”) estimated to be issuable upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of May 15, 2025 (the “merger agreement” and such transactions contemplated thereby, the “merger”), by and among DICK’S Sporting Goods, RJS Sub LLC and Foot Locker, Inc. (“Foot Locker”) and is based upon the product of (x) the maximum number of shares of common stock, par value $0.01 per share, of Foot Locker (“Foot Locker common stock”) outstanding as of June 18, 2025 or issuable or that may be assumed or exchanged (including in respect of equity based awards) in connection with the merger, collectively equal to approximately 101,000,000, multiplied by (y) the exchange ratio of 0.1168 shares of DICK’S Sporting Goods common stock for each share of Foot Locker common stock.
(2)          Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rules 457(c) and 457(f)(1) promulgated thereunder. The proposed maximum aggregate price is equal to the product of (x) $23.99, the average of the high and low prices of Foot Locker common stock, as reported on the New York Stock Exchange on June 18, 2025, and (y) 101,000,000, the estimated maximum number of shares of Foot Locker common stock that may be converted into the securities being registered.